Cover	Dec. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	001-13101
Entity Registrant Name	Outdoor Holding Company
Entity Central Index Key	0001015383
Entity Tax Identification Number	30-0957912
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Circle 75 Pkwy
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30156
City Area Code	(480)
Local Phone Number	947-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	POWW
Security Exchange Name	NASDAQ
8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Trading Symbol	POWWP
Security Exchange Name	NASDAQ